SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	4 Months Ended	6 Months Ended	12 Months Ended
	Apr. 28, 2014	Jun. 30, 2015	Dec. 31, 2014
Convertible Debt [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free interest rate	0.0577%	0.04%
Dividend yield
Expected volatility	86.31%	225.00%
Warrant [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free interest rate	0.1442%	0.04%	0.04%
Dividend yield
Expected volatility	97.33%	225.00%	17.50%